Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net premiums earned	$ 16,968	$ 7,552	$ 32,856	$ 15,861	$ 38,709	$ 35,747
Net investment income	547	657	1,159	1,265	2,453	3,280
Realized Investment Gains (Losses)	395	291	488	319	1,435	4,147
Available-for-sale Securities, Gross Realized Gains	1	291			799	4,147
Other income (expense), net	3	50	8	167	194	178
Revenues	17,913	8,550	34,511	17,612	42,791	43,352
Net claims incurred	10,957	5,408	21,218	11,312	26,545	28,994
Acquisition costs	2,227	1,395	4,497	2,768	6,471	7,294
Other underwriting expenses	2,956	1,617	6,015	3,267	6,609	10,697
Business Combination, Acquisition Related Costs	0	0	406	0
Operating Expenses	16,140	8,420	32,136	17,347	39,625	46,985
Income (loss) from operations before income tax (benefit)/expense	1,773	130	2,375	265	3,166	(3,633)
Income Tax Expense (Benefit)	72	0	72	0	0	(1,163)
Net income (loss) attributable to Atlas	1,701	130	2,303	265	3,166	(2,470)
Preferred Stock Dividends	225	202	501	402	810	810
Net Income (Loss) Available to Common Stockholders, Basic	1,476	(72)	1,802	(137)	2,356	(3,280)
Changes in net unrealized gains (losses)	(3,890)	798	(4,026)	1,024	1,446	154
Reclassification to income of net gains	(25)	(174)	(210)	(344)	(948)	(3,469)
Effect of income tax	1,331	(210)	1,440	(229)	(170)	(789)
Other comprehensive income/(loss) for the period	(2,584)	414	(2,796)	451	328	(1,631)
Total comprehensive income/(loss)	(883)	544	(493)	716	3,494	(4,101)
Basic weighted average common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099	6,144,281	6,124,542
Earnings/(loss) per common share, basic	$ 0.18	$ (0.01)	$ 0.24	$ (0.02)	$ 0.38	$ (0.54)
Diluted weighted average common shares outstanding	10,968,405	6,144,385	10,346,756	6,145,099	8,434,948	6,124,542
Earnings/(loss) per common share, diluted	$ 0.16	$ (0.01)	$ 0.22	$ (0.02)	$ 0.38	$ (0.54)
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, before Tax					$ 0	$ 2,473